Oak Ridge Micro-Energy, Inc.
                             275 Midway Lane
                        Oak Ridge, Tennessee 37830


September 1, 2005


David Burton, Staff Accountant
U. S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549


Re: Oak Ridge Micro-Energy, Inc., a Colorado corporation (the "Company")
    Current Report on Form 8-K-A1, dated August 12, 2005
    Commission File No. 0-50032


Dear Mr. Burton:

     Enclosed is the above-referenced Form 8-K-A1, which has been filed in response to your comment letter dated August 23, 2005. The fourth paragraph of this filing has been revised as indicated to state that there were no disagreements with the Company's former auditor during its two most recent fiscal years or the subsequent interim period ended August 12, 2005.

     The Company acknowledges that:

     * the Company is responsible for the adequacy and accuracy of the disclosure in the filing;

     * staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing;

     * the Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

     Thank you very much.

                                              OAK RIDGE MICRO-ENERGY, INC.

                                              /s/ Mark Meriwether

                                              Mark Meriwether, President